RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk | Floating interest rate | Sudsidiary
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying value	$ 5,960	$ 6,127
Hedged item, liabilities	3,465	3,122
5% increase in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(13)	(21)	$ (16)
Effect on OCI	(16)	(12)	(15)
5% increase in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	37	37	27
Effect on OCI	122	69	65
5% decrease in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	14	8	6
Effect on OCI	16	12	15
5% decrease in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(38)	(38)	(22)
Effect on OCI	(129)	(69)	(68)
Impact Of 1% Increase | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	10	49	66
Effect on OCI	73	41	64
Impact Of 1% Decrease | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(7)	(40)	(66)
Effect on OCI	$ (72)	$ (41)	$ (65)